Financial Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Assets
17.  Financial Assets

	Investments accounted for using the equity method (i.e. joint ventures and associates)
	Share of net assets € m	Loans € m	Total € m	Other € m
At 1 January 2019	1,102	61	1,163	23
Translation adjustment	3	-	3	1
Investments and advances	12	15	27	2
Disposals and repayments	(489)	(51)	(540)	(14)
Share of profit after tax (i)	72	-	72	-
Dividends received	(35)	-	(35)	-
At 31 December 2019	665	25	690	12

The equivalent disclosure for the prior year is as follows:

At 1 January 2018	1,123	125	1,248	25
Translation adjustment	(18)	(3)	(21)	-
Investments and advances	1	1	2	-
Investment and loan to associate in lieu of cash proceeds	35	50	85	-
Joint ventures becoming subsidiaries (note 32)	(13)	(107)	(120)	-
Disposals and repayments	(39)	(5)	(44)	(2)
Arising on acquisition (note 32)	1	-	1	-
Share of profit after tax (i)	60	-	60	-
Dividends received	(48)	-	(48)	-
At 31 December 2018	1,102	61	1,163	23

(i)	Share of profit after tax includes € 12 million (2018: € 12 million) relating to discontinued operations.

Summarised financial information for the Group’s investment in joint ventures and associates which are accounted for using the equity method is as follows:

	Joint Ventures		Associates		Total
	2019 € m	2018 € m	2019 € m	2018 € m	2019 € m	2018 € m
Non-current assets	246	711	686	775	932	1,486
Current assets	276	220	389	468	665	688
Non-current liabilities	(164)	(331)	(91)	(115)	(255)	(446)
Current liabilities	(254)	(140)	(423)	(486)	(677)	(626)
Net assets	104	460	561	642	665	1,102

A listing of the principal equity accounted investments is contained on page 264.